Convertible Debentures (Details)	Dec. 31, 2023 CAD ($)
Convertible Debentures
2024	$ 337,355
2025	3,624,910
Total principal and interest payments	3,962,265
Less interest	(588,717)
Less Debt issuance costs	(17,559)
Net principal remaining	3,355,989
Current portion of convertible debentures	1,842,566
Non-current portion of convertible debentures	$ 1,513,423